Fair Value Measurements - Summary of Fair Value Hierarchy Master Trust Investment Assets at Fair Value (Details) - EBP 010 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 1,369,226	$ 1,303,068
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	204,228	203,239
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	252	397
Money Market Fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	252	397
Money Market Fund | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Money Market Fund | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Ashland Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	28,860	38,372
Ashland Inc. Common Stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	28,860	38,372
Ashland Inc. Common Stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Ashland Inc. Common Stock | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Shares of Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	171,539	162,677
Shares of Registered Investment Companies | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	171,539	162,677
Shares of Registered Investment Companies | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Shares of Registered Investment Companies | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Stable Value Fund Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,577	1,793
Stable Value Fund Money Market Fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,577	1,793
Stable Value Fund Money Market Fund | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Stable Value Fund Money Market Fund | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Investment Excluding Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	204,228	203,239
Investment Excluding Common Collective Trust | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	204,228	203,239
Investment Excluding Common Collective Trust | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Investment Excluding Common Collective Trust | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,164,998	1,099,829
Common/Collective Trusts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Common/Collective Trusts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Common/Collective Trusts | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0	$ 0